Commitments and Contingencies (Notes)	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 15 — COMMITMENTS AND CONTINGENCIES
Legal Proceedings
Antitrust claims: In late 2008 and early 2009, some 22 class-action lawsuits were filed in various federal courts against Michael Foods, Inc. and approximately 20 other defendants (producers of shell eggs, manufacturers of processed egg products, and egg industry organizations), alleging violations of federal and state antitrust laws in connection with the production and sale of shell eggs and egg products, and seeking unspecified damages. Plaintiffs seek to represent nationwide classes of direct and indirect purchasers, and allege that defendants conspired to reduce the supply of eggs by participating in animal husbandry, egg-export and other programs of various egg-industry associations. In December 2008, the Judicial Panel on Multidistrict Litigation ordered the transfer of all cases to the Eastern District of Pennsylvania for coordinated and/or consolidated pretrial proceedings. Between late 2010 and early 2012, a number of companies, each of which would be part of the purported class in the antitrust action, brought separate actions against defendants. These “tag-along” cases, brought primarily by various grocery chains and food companies, assert essentially the same allegations as in the main action. All but one of the tag-along cases were either filed in or transferred to the Eastern District of Pennsylvania where they are being treated as related to the main action. Fact discovery concluded on April 30, 2014. The class-certification phase of the case is currently in process. Hearings on class certification are scheduled for December 2014 for direct purchaser plaintiffs and February 2015 for indirect purchaser plaintiffs.
Michael Foods received a Civil Investigative Demand (“CID”) issued by the Florida Attorney General on November 27, 2008, regarding an investigation of possible anticompetitive activities “relating to the production and sale of eggs or egg products.” The CID requested information and documents related to the pricing and supply of shell eggs and egg products, as well as Michael Foods’ participation in various programs of United Egg Producers. Michael Foods has fully cooperated with the Florida Attorney General’s Office to date. Further compliance is suspended pending proceedings in the civil antitrust litigation referenced above.
Post does not believe it is possible to estimate the possible loss in connection with these litigated matters. Accordingly, the Company cannot predict what impact, if any, these matters and any results from such matters could have on the future results of operations.
Other: The Company is subject to various other legal proceedings and actions arising in the normal course of business. In the opinion of management, based upon the information presently known, the ultimate liability, if any, arising from such pending legal proceedings, as well as from asserted legal claims and known potential legal claims which are likely to be asserted, taking into account established accruals for estimated liabilities (if any), are not expected to be material individually and in the aggregate to the consolidated financial position, results of operations or cash flows. In addition, while it is difficult to estimate the potential financial impact of actions regarding expenditures for compliance with regulatory matters, in the opinion of management, based upon the information currently available, the ultimate liability arising from such compliance matters is not expected to be material to the consolidated financial position, results of operations or cash flows.
Post's operations are also subject to various federal, state and local laws and regulations with respect to environmental matters, including air quality, wastewater discharge and pretreatment, storm water, waste handling and disposal, and other regulations intended to protect public health and the environment. In the United States, the laws and regulations include the Clean Air Act, the Clean Water Act and the Resource Conservation and Recovery Act. The Company's foreign facilities are subject to local and national regulations similar to those applicable to us in the United States. Additionally, many of the Michael Foods facilities discharge wastewater pursuant to wastewater discharge permits. The Company disposes of waste from its internal egg production primarily by transferring it to farmers for use as fertilizer and disposes of solid waste from potato processing primarily by transferring it to one or more processors who convert it to animal feed. Post has made, and will continue to make, expenditures to ensure environmental compliance.
Lease Commitments
Future minimum rental payments under noncancelable operating leases in effect as of September 30, 2014 were $10.4, $9.7, $8.2, $5.5, $4.5 and $12.7 for fiscal 2015, 2016, 2017, 2018, 2019 and thereafter, respectively.